Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions Details [Abstract]
Salary and short – term benefits	$ 1,529	$ 761
Share – based payments	2,616	591
Total	$ 4,145	$ 1,352